Investment in Associates (Details ) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Investment In Associates	$ 12,157,961	$ 12,272,695
Share Of The Profit Of Associates	111,534	(1,099,611)	$ 319,751
Transportadora de Gas del Mercosur S.A.
Statement [Line Items]
Investment In Associates	11,958,097	11,895,704
Share Of The Profit Of Associates	(48,071)	39,837	(46,639)
Termoel?ctrica Jos? de San Martin S.A.
Statement [Line Items]
Share Of The Profit Of Associates	0	(73,525)	77,456
Termoel?ctrica Manuel Belgrano S.A.
Statement [Line Items]
Share Of The Profit Of Associates	0	(55,183)	(2,114)
ECOGAS Group
Statement [Line Items]
Investment In Associates	199,864	376,991
Share Of The Profit Of Associates	$ 159,605	$ (1,010,740)	$ 291,048